Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net loss attributable to common stockholders	$(15,299)	$(7,990)	$(22,240)	$(10,381)
Weighted-average shares outstanding, basic and diluted	101,625,767	12,705,266	58,401,952	12,659,799
Net loss per share, basic and diluted	$(0.15)	$(0.63)	$(0.38)	$(0.82)

The following table presents the calculation of basic and diluted net loss per share:

	2025	2024
Net loss attributable to common stockholders	$(39,671)	$(30,064)
Weighted-average shares outstanding, basic and diluted	25,623,837	24,785,935
Net loss per share, basic and diluted	$(1.55)	$(1.21)

Schedule of Anti-Dilutive Securities

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Redeemable convertible preferred stock	—	50,445,085	—	50,445,085
Outstanding stock options	6,588,540	7,664,190	6,588,540	7,664,190
Preferred stock warrants	—	110,308	—	110,308
Common stock warrants	4,581,027	3,648,890	4,581,027	3,648,890
Convertible notes	—	3,852,244	—	3,852,244
SAFE liabilities	—	13,634,812	—	13,634,812
Total	11,169,567	79,355,529	11,169,567	79,355,529

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	2025	2024
Redeemable convertible preferred stock	145,182,811	100,608,468
Outstanding stock options	14,162,648	12,773,588
Preferred stock warrants	110,000	220,000
Common stock warrants	7,277,404	7,277,404
Convertible notes	—	7,399,609
SAFE liability	2,769,366	24,473,244
Total	169,502,229	152,752,313